Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Cash Flows from Operating Activities:
Net income	$ 18,122	$ 1,880,666	$ 1,978,277
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of plant and equipment	30,573	28,548	22,638
Allowance (Reversal of allowance) for expected credit loss of accounts receivable	173,564	17,064	(23,422)
Amortization of right-of-use assets	138,080	179,858	189,311
Amortization of intangible assets	1,014	1,021	1,032
Accounts receivable	(3,791,371)	168,688	1,895,868
Inventories	(3,817,383)	(412,235)	56,562
Other receivables and other current assets	2,240,000	(4,142,973)	(1,397,468)
Amount due from related party	(36,433)	422	(426)
Deferred tax assets	(41,284)	(19,841)	(2,575)
Operating lease-right of use assets	(122,830)	(45,928)
Deferred offering cost	(332,851)	(905,452)	(273,346)
Other non-current assets		196,834	178,786
Accounts payable	1,091,381	1,094,933	(4,279,114)
Income tax payable	87,446	283,245	87,502
Contract liability	134,680	(328,693)	164,529
Other payables and accrued liabilities	(928,045)	13,537	(100,599)
Lease liabilities	22,604	(327,396)	(167,614)
Amount due to related party	(153,012)	(720,729)	1,070,112
Net cash used in operating activities	(5,285,745)	(3,038,431)	(599,947)
Cash Flows from Investing Activities:
Purchases of plant and equipment	(56,877)	(18,514)	(73,646)
Collection from loans to third parties			810,250
Net cash (used in)generated by investing activities	(56,877)	(18,514)	736,604
Cash Flows from Financing Activities:
Proceeds from issuance of A Shares upon the completion of IPO	5,594,926
Capital contributions		787,266
Proceeds from third party loans	184,559	260,101	71,055
Proceeds from bank borrowings	3,036,036	4,611,529	1,406,889
Repayments of third party loans	(325,058)	(745,156)
Repayment of bank borrowings	(3,191,570)	(1,813,680)	(1,806,122)
Net cash provided by(used in) financing activities	5,298,893	3,100,060	(328,178)
Effect of Exchange Rate Changes on Cash	(10,126)	971	3,715
Net (Decrease) Increase in cash	(53,855)	44,086	(187,806)
Cash, Beginning of Year	176,236	132,150	319,956
Cash, End of Year	122,381	176,236	132,150
Supplemental disclosure of cash flow information:
Cash paid for income tax	21,273	5,598	222,026
Cash paid for interest	155,572	151,335	69,572
Supplemental disclosure of cash flow information:
Right-of-use assets obtained in exchange for operating lease obligation	$ 177,415	$ 66,419	$ 18,639